Share-based compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 15, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized share compensation expense	$ 14,200,000	$ 7,100,000
Unamortized share compensation expense, period of recognition	1 year 10 months 24 days	1 year 6 months
Share price (in dollars per share)	$ 10.00
Aggregate intrinsic value of options outstanding	$ 0	$ 2,400,000
Aggregate intrinsic value of options exercisable	0	2,400,000
Proceeds from stock options exercised		1,900,000
Defined Contribution Plan, Administrative Expense	$ 1,000,000.0	$ 900,000	$ 900,000
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards issued	364,520
Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards issued	559,017	67,291	50,644
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards issued	105,836	336,069	0
Management and director options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual life	1 year 2 months 12 days	2 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 2 months 12 days	2 years 2 months 12 days
Management and director options | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition met on each of first five anniversary dates following grant date	20.00%
Award vesting period	5 years
Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				21,627,906
Number of shares available for future issuance (in shares)	7,617,210	9,006,995